Segment Disclosure (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of segment disclosures

	September 30, 2025	September 30, 2024
Sales
Distribution Income	$65,450	$—
Product Sales	—	18,264
Affiliate Commissions	—	9,804
Net Sales	65,450	28,068

Gross Profit	65,450	18,936
Sales, marketing and support
Marketing costs	29,068	31,918
Professional fees	26,016	22,168
Amortization	6,200	—
Consulting	112,055	1,050
General and Administrative costs	310	347

Net Income (Loss) Before Taxes	$(108,199)	$(36,547)

	December 31, 2024	December 31, 2023

Total Assets	$36,510	$147,253
Sales
Up Protein Bars	43,224	—
Affiliate Commissions	123,622	145,085
Dog Pain formula	4,750	—
Net Sales	171,596	145,085

Cost of sales	21,645	13,023
Gross Profit	149,951	132,062
Sales, marketing and support
Marketing costs	148,093	23,562
Professional fees	51,838	18,442
Consulting	5,133	316,173
Amortization	4,800	—
Loss on Impairment	5,000	—
General and Administrative costs	4,459	4,506

Net Loss Before Taxes	$69,372	$230,621